Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jan. 03, 2021	$ 10				$ 10
Beginning balance, shares at Jan. 03, 2021	100,000
Issuance of share capital – founder’s shares	$ 12,312				12,312
Issuance of share capital - founder's shares, shares	123,117,500
Share issued in private placement completed on October 10, 2021 at $0.20 per share	$ 352	703,648			704,000
Share issued in private placement completed on October 10, 2021 at $0.20 per share, shares	3,520,000
Foreign exchange translation adjustment			6,550		6,550
Net loss				(312,597)	(312,597)
Ending balance, value at Dec. 31, 2021	$ 12,674	703,648	6,550	(312,597)	410,275
Ending balance, shares at Dec. 31, 2021	126,737,500
Foreign exchange translation adjustment			(2,423)		(2,423)
Net loss				(117,136)	(117,136)
Ending balance, value at Mar. 31, 2022	$ 12,674	703,648	4,127	(429,733)	290,716
Ending balance, shares at Mar. 31, 2022	126,737,500
Beginning balance, value at Dec. 31, 2021	$ 12,674	703,648	6,550	(312,597)	410,275
Beginning balance, shares at Dec. 31, 2021	126,737,500
Foreign exchange translation adjustment			(13,916)		(13,916)
Net loss				(261,914)	(261,914)
Ending balance, value at Jun. 30, 2022	$ 12,674	703,648	(7,366)	(574,511)	134,445
Ending balance, shares at Jun. 30, 2022	126,737,500
Beginning balance, value at Dec. 31, 2021	$ 12,674	703,648	6,550	(312,597)	410,275
Beginning balance, shares at Dec. 31, 2021	126,737,500
Foreign exchange translation adjustment			(21,022)		(21,022)
Net loss				(253,523)	(253,523)
Ending balance, value at Sep. 30, 2022	$ 12,674	703,648	(14,472)	(566,120)	135,730
Ending balance, shares at Sep. 30, 2022	126,737,500
Beginning balance, value at Mar. 31, 2022	$ 12,674	703,648	4,127	(429,733)	290,716
Beginning balance, shares at Mar. 31, 2022	126,737,500
Foreign exchange translation adjustment					(11,493)
Net loss					(144,777)
Ending balance, value at Jun. 30, 2022	$ 12,674	703,648	(7,366)	(574,511)	134,445
Ending balance, shares at Jun. 30, 2022	126,737,500
Foreign exchange translation adjustment					(7,105)
Net loss					8,390
Ending balance, value at Sep. 30, 2022	$ 12,674	$ 703,648	$ (14,472)	$ (566,120)	$ 135,730
Ending balance, shares at Sep. 30, 2022	126,737,500